Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Assets
Cash on hand and due from banks	$ 4,064	$ 3,631
Interest bearing deposits in other financial institutions	24,781	24,838
Total Cash and Cash Equivalents	28,845	28,469
Securities available for sale	41,124	39,814
Loans receivable, net of allowance for loan losses of $3,741 and $4,194, respectively	173,595	182,570
Securities required by law, at cost	1,399	2,286
Real estate acquired through foreclosure and other repossessed assets	1,418,000	1,689,000
Property and equipment, net	3,391	3,576
Intangible assets	90	142
Accrued interest receivable	654	857
Bank owned life insurance	2,370	2,294
Other assets	1,509	2,933
Total Assets	254,395	264,630
Liabilities and Stockholders' Equity
Non-interest bearing deposits	11,672	10,494
Interest bearing deposits	213,741	220,812
Total Deposits	225,413	231,306
Junior subordinated debentures	5,000	5,000
Long-term debt	9,000	12,000
Accrued expenses and other liabilities	2,353	1,971
Total liabilities	241,766	250,277
Stockholders' equity
Preferred Stock - Series A Cumulative Perpetual; $0.01 par value; authorized 1,000,000 shares with a liquidation preference of $1,000 per share; 6,000 shares issued and outstanding	5,901	5,833
Warrant preferred stock - Series B Cumulative Perpetual; $0.01 par value; authorized 1,000,000 shares with a liquidation preference of $1,000 per share; 300 shares issued and outstanding	311	319
Common stock; $0.01 par value; authorized 4,000,000 shares; issued and outstanding 1,978,843 shares and 1,939,593 shares, respectively	20	19
Additional paid-in capital	7,899	7,876
(Accumulated deficit) retained earnings	(1,420)	267
Accumulated other comprehensive (loss) income, net of taxes	(82)	39
Total Stockholders' Equity	12,629	14,353
Total Liabilities and Stockholders' Equity	$ 254,395	$ 264,630